General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of General And Administrative Expense Tables Explanatory
For the quarter

ended
Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Outsourcing costs 227 227 206 454 407
IT expenses 286 289 256 576 522
Consulting, legal and audit fees 144 129 130 272 229
Real estate and logistics costs 152 147 151 298 302
Market data services 101 106 105 207 206
Marketing and communication 61 40 52 101 94
Travel and entertainment 46 20 13 67 21
Litigation, regulatory and similar matters
1
221 57 63 278 72
Other 133 192 126 325 337
Total general and administrative

expenses
1,370 1,208 1,103 2,578 2,192
1 Reflects the net increase in

provisions for litigation, regulatory

and similar matters recognized

in the income statement.

Refer to Note 14b for more

information.